UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

NICHOLAS II, INC.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202 (Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer 700 North Water Street Milwaukee, Wisconsin 53202 (Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 09/30/2010 Date of Reporting Period: 06/30/2010

Item 1. Schedule of Investments.

	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF 06/30/2010

		VALUE
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COMMON STOCKS - 97.47%
	Consumer Discretionary - Media - 1.09%
135,000	DIRECTV - Class A *	$ 4,579,200
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	Consumer Discretionary - Retail - 8.78%
300,000	Aaron's, Inc.	5,121,000
112,100	Kohl's Corporation *	5,324,750
310,000	LKQ Corporation *	5,976,800
160,000	O'Reilly Automotive, Inc. *	7,609,600
215,000	PetSmart, Inc.	6,486,550
150,000	TJX Companies, Inc. (The)	6,292,500
		------------
		36,811,200
		------------
	Consumer Discretionary - Services - 2.74%
155,000	Darden Restaurants, Inc.	6,021,750
140,000	Yum! Brands, Inc.	5,465,600
		------------
		11,487,350
		------------
	Consumer Staples - Food, Beverage & Tobacco - 6.39%
200,000	ConAgra Foods, Inc.	4,664,000
125,000	Green Mountain Coffee Roasters, Inc. *	3,212,500
120,000	Hormel Foods Corporation	4,857,600
110,000	McCormick & Company, Inc.	4,175,600
90,000	Ralcorp Holdings, Inc. *	4,932,000
350,000	Sara Lee Corporation	4,935,000
		------------
		26,776,700
		------------
	Energy - 5.02%
55,000	Cameron International Corporation *	1,788,600
30,000	Concho Resources Inc. *	1,659,900
70,000	Continental Resources, Inc. *	3,123,400
141,422	Kinder Morgan Management, LLC *	8,003,072
120,000	Petrohawk Energy Corporation *	2,036,400
45,000	Range Resources Corporation	1,806,750
200,000	Weatherford International Ltd. *	2,628,000
		------------
		21,046,122
		------------
	Financials - Banks - 2.10%
90,000	BB&T Corporation	2,367,900
57,750	Commerce Bancshares, Inc.	2,078,423
50,000	Cullen/Frost Bankers, Inc.	2,570,000
15,000	M & T Bank Corporation	1,274,250
70,000	Marshall & Ilsley Corporation	502,600
		------------
		8,793,173
		------------
	Financials - Diversified - 5.10%
67,500	Affiliated Managers Group, Inc. *	4,101,975
185,000	Eaton Vance Corp.	5,107,850
100,000	MSCI Inc. *	2,740,000
230,000	Raymond James Financial, Inc.	5,678,700
85,000	T. Rowe Price Group, Inc.	3,773,150
		------------
		21,401,675
		------------
	Financials - Insurance - 2.93%
230,000	Brown & Brown, Inc.	4,402,200
262,000	Willis Group Holdings PLC	7,873,100
		------------
		12,275,300
		------------
	Health Care - Equipment - 7.41%
90,000	Beckman Coulter, Inc.	5,426,100
195,000	DENTSPLY International Inc.	5,832,450
80,000	IDEXX Laboratories, Inc. *	4,872,000
90,000	ResMed Inc. *	5,472,900
105,000	Smith & Nephew plc	4,935,000
125,000	St. Jude Medical, Inc. *	4,511,250
		------------
		31,049,700
		------------
	Health Care - Pharmaceuticals & Biotechnology - 8.21%
85,000	Allergan, Inc.	4,952,100
115,000	Covance Inc. *	5,901,800
165,000	Gilead Sciences, Inc. *	5,656,200
52,500	Mettler-Toledo International Inc. *	5,860,575
105,000	Teva Pharmaceutical Industries Ltd.	5,458,950
133,920	Thermo Fisher Scientific Inc. *	6,568,776
		------------
		34,398,401
		------------
	Health Care - Services - 3.90%
52,500	DaVita, Inc. *	3,278,100

310,000	Eclipsys Corporation *	5,530,400
305,000	VCA Antech, Inc. *	7,551,800
		------------
		16,360,300
		------------
	Industrials - Capital Goods - 9.83%
205,000	AECOM Technology Corporation *	4,727,300
140,000	AMETEK, Inc.	5,621,000
128,000	Fastenal Company	6,424,320
237,500	IDEX Corporation	6,785,375
95,000	ITT Corporation	4,267,400
165,000	Pentair, Inc.	5,313,000
80,000	Snap-on Incorporated	3,272,800
120,000	Westinghouse Air BrakeTechnologies Corporation	4,786,800
		------------
		41,197,995
		------------
	Industrials - Commercial Services & Supplies - 4.74%
135,000	FTI Consulting, Inc. *	5,884,650
110,000	IHS Inc. - Class A *	6,426,200
70,000	Manpower Inc.	3,022,600
250,000	Ritchie Bros. Auctioneers Incorporated	4,555,000
		------------
		19,888,450
		------------
	Industrials - Transportation - 4.47%
80,000	C.H. Robinson Worldwide, Inc.	4,452,800
143,000	Expeditors International of Washington, Inc.	4,934,930
140,000	Landstar System, Inc.	5,458,600
315,000	UTi Worldwide Inc.	3,899,700
		------------
		18,746,030
		------------
	Information Technology - Hardware & Equipment - 7.43%
185,000	FLIR Systems, Inc. *	5,381,650
185,000	Harris Corporation	7,705,250
170,000	Juniper Networks, Inc. *	3,879,400
300,000	QLogic Corporation *	4,986,000
165,000	Teradata Corporation *	5,029,200
163,750	Zebra Technologies Corporation - Class A *	4,154,338
		------------
		31,135,838
		------------
	Information Technology -
	Semiconductors & Semiconductor Equipment - 5.94%
215,000	Altera Corporation	5,334,150
195,000	Avago Technologies Limited *	4,106,700
150,000	Linear Technology Corporation	4,171,500
288,750	Microchip Technology Incorporated	8,009,925
130,000	Xilinx, Inc.	3,283,800
		------------
		24,906,075
		------------
	Information Technology - Software & Services - 7.96%
135,000	Accenture plc - Class A	5,217,750
245,000	Activision Blizzard, Inc.	2,570,050
110,000	Akamai Technologies, Inc. *	4,462,700
110,000	ANSYS, Inc. *	4,462,700
229,499	Fidelity National Information Services, Inc.	6,155,163
135,937	Fiserv, Inc. *	6,206,883
165,000	Paychex, Inc.	4,285,050
		------------
		33,360,296
		------------
	Materials - 3.43%
35,000	Air Products and Chemicals, Inc.	2,268,350
241,400	Bemis Company, Inc.	6,517,800
125,000	Ecolab Inc.	5,613,750
		------------
		14,399,900
		------------
	TOTAL COMMON STOCKS (cost $319,174,922)	408,613,705
		------------

SHORT-TERM INVESTMENTS - 2.32%
	Commercial Paper - 1.97%
$ 400,000	BMW US Capital, LLC 07/01/10, 0.35%	400,000
525,000	Volkswagen of America, Inc. 07/01/10, 0.30%	525,000
850,000	Wisconsin Gas Company 7/02/10, 0.20%	849,995
600,000	General Mills, Inc. 7/06/10, 0.30%	599,975
500,000	Volkswagen of America, Inc. 07/06/10, 0.34%	499,977
950,000	Volkswagen of America, Inc. 07/07/10, 0.38%	949,940
1,000,000	Prudential Financial, Inc. 07/09/10, 0.32%	999,929
250,000	CVS Corporation 07/12/10, 0.42%	249,968
275,000	H.J. Heinz Finance Company 07/13/10, 0.35%	274,968
550,000	Wisconsin Energy Corporation 07/16/10, 0.40%	549,908
1,000,000	ITT Corporation 07/20/10, 0.29%	999,847
900,000	Altria Group, Inc. 07/21/10, 0.42%	899,790
450,000	General Mills, Inc. 07/23/10, 0.33%	449,909
		------------
		8,249,206
		------------
	Variable Rate Security - 0.35%

1,459,274	American Family Financial Services, Inc. 07/01/2010, 0.10%	1,459,274
		------------
	TOTAL SHORT-TERM INVESTMENTS (cost $9,708,480)	9,708,480
		------------

	TOTAL SECURITY HOLDINGS (cost $328,883,402) - 99.79%	418,322,185
		------------

	OTHER ASSETS, NET OF LIABILITIES - 0.21%	895,652
		------------

	TOTAL NET ASSETS	$419,217,837
		------------
		------------

% OF NET ASSETS

As of June 30, 2010, investment cost for federal tax purposes was $329,129,717 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$106,664,664
Unrealized depreciation	(17,472,196)
------------
Net unrealized depreciation	$ 89,192,468
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$408,613,705
Level 2 -
Commercial Paper	8,249,206
Variable Rate Security	1,459,274
Level 3 -
None	--
------------
Total	$418,322,185
------------
------------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NICHOLAS II, INC.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 08/03/2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 08/03/2010 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 08/03/2010